12. Stockholders' Equity: Common Stock (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Common Stock

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

The Company did not issue any common shares during the three months ended December 31, 2012 or during the three months ended December 31, 2011.